COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands		12 Months Ended
	Feb. 04, 2022 item	Dec. 31, 2025 USD ($)
Columbia License Agreement
COMMITMENTS AND CONTINGENCIES
Number of times license agreement has been amended | item	5
Extension period		6 months
Aggregate amount obligated to pay on achieving specified development and regulatory approval milestones		$ 20,000
Aggregate amount obligated to pay on achieving on achieving a specified cumulative sales milestone		25,000
Payments made		4,000
Additional payment obligation		6,000
Clinical Research Organization (CRO)
COMMITMENTS AND CONTINGENCIES
Remaining contractual costs expected to be incurred in future periods from clinical trials in STGD1		$ 31,894